Note 12 - Events After the Reporting Period (Details Textual) - Jul. 11, 2025 - Debt conversion [member]	USD ($) $ / shares	EUR (€)	EUR (€)
Statement Line Items [Line Items]
Increase (decrease) in equity	$ 4.1	€ 3.5
Ordinary warrants [member]
Statement Line Items [Line Items]
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares	$ 4.87
Premium of share price			89.00%
EIB loan [member]
Statement Line Items [Line Items]
Debt conversion, amount converted			€ 3,500,000
Notional amount			€ 7,000,000